Net loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Potentially Dilutive Securities Outstanding Excluded from Computations of Diluted Weighted-Average Shares Outstanding

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in Common Stock equivalent shares):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Convertible preferred stock	4,205,405	—	4,505,405	—
Warrants issued to 2010/2012 convertible note holders to purchase common stock	480,147	—	480,147	480,147
Options to purchase common stock	3,036,979	1,533,618	3,036,979	1,727,471
Warrants issued in 2009 to purchase common stock	9,259	9,259	9,259	9,259
Warrants issued to underwriter to purchase common stock	82,500	82,500	82,500	82,500
Series A Warrants to purchase common stock	2,425,605	2,425,605	2,425,605	2,425,605
Series B Warrants to purchase common stock	—	1,614,200	—	1,614,200
Series C Warrants to purchase common stock	590,415	589,510	590,415	589,510
Series D Warrants to purchase common stock	2,810,812	—	2,810,812	—

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in Common Stock equivalent shares):

	As of December 31,
	2015	2014
Convertible preferred stock	2,462,162	—
Warrants issued to 2010/2012 convertible note holders to purchase common stock	480,147	523,867
Options to purchase common stock	1,858,839	1,072,011
Warrants issued in 2009 to purchase common stock	9,259	9,259
Warrants issued to underwriter to purchase common stock	82,500	82,500
Series A warrants to purchase common stock	2,425,605	2,449,605
Series B warrants to purchase common stock	116,580	2,449,605
Series C warrants to purchase common stock	590,415	—
Series D warrants to purchase common stock	1,280,324	—

Schedule of Fully Dilutive Securities Outstanding

Using the treasury stock method the following options and warrants were included in the calculation of fully diluted shares outstanding for the three months ended June 30, 2016 and 2015:

	Three Months Ended June 30,
	2016	2015
Warrants issued to 2010/2012 convertible note holders to purchase common stock	—	480,147
Options to purchase common stock	—	193,853